Intangible Assets - Summary of Detailed Information About Intangible Assets Other Than Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	€ 17,884
Ending Balance	19,969	€ 17,884
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	17,795	8,695
Ending Balance	19,545	17,795	€ 8,695
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	18,300	8,981	3,555
Additions	3,360	9,319	5,426
Disposals	(9)
Ending Balance	21,651	18,300	8,981
Gross carrying amount [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	17,953	8,695	3,279
Additions	2,924	9,258	5,416
Disposals	0
Ending Balance	20,877	17,953	8,695
Gross carrying amount [member] | Software And Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	347	286	276
Additions	436	61	10
Disposals	(9)
Ending Balance	€ 774	€ 347	€ 286